N-4	Nov. 27, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account A of Protective Life
Entity Central Index Key	0001050785
Entity Investment Company Type	N-4
Document Period End Date	Nov. 27, 2024
Amendment Flag	false
Item 4. Fee Table [Text Block]
SECUREPAY FEE
The current SecurePay Fee applicable to your Contract is as follows:
Purchase of SecurePay Pro rider at Contract Purchase (as an annualized percentage of the Benefit Base)	1.50%
Purchase of SecurePay Pro rider under RightTime (as an annualized percentage of the Benefit Base)	1.60%

Item 10. Benefits Available (N-4) [Text Block]
OPTIONAL DEATH BENEFIT FEES
The current fee for each of the two optional death benefits available under your Contract are as follows:
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.20%
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.35%

Rate Sheet Prospectus [Member]
Prospectus:
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	0.31%	0.31%
Investment Options (Fund fees and expenses) (2)	0.11%	4.52%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% (3)	1.60% (4)
(1) We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
(2) As a percentage of Fund assets.
(3) As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.
(4) As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Pro Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.
Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $445	Highest Annual Cost: $6,664
Assumes:	Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Least expensive combination of Fund fees and expenses
●
No optional benefits
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges
●
No Advisory Fees

●
Investment of $100,000
●
5% annual appreciation
●
Most expensive combination of optional benefits and Fund fees and expenses
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges
●
No Advisory Fees

For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.31%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.31%	[1]
Base Contract (N-4) Footnotes [Text Block]	We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.52%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.20%	[3]
Optional Benefits Maximum [Percent]	1.60%	[4]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Pro Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $445	Highest Annual Cost: $6,664
Assumes:	Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Least expensive combination of Fund fees and expenses
●
No optional benefits
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges
●
No Advisory Fees

●
Investment of $100,000
●
5% annual appreciation
●
Most expensive combination of optional benefits and Fund fees and expenses
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges
●
No Advisory Fees

Lowest Annual Cost [Dollars]	$ 445
Highest Annual Cost [Dollars]	$ 6,664
Rate Sheet Prospectus [Member] | Maximum Anniversary Value Death Benefit Fee [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Rate Sheet Prospectus [Member] | Purchase of SecurePay Pro rider at Contract Purchase [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Rate Sheet Prospectus [Member] | Purchase of SecurePay Pro rider under RightTime [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Rate Sheet Prospectus [Member] | Return of Purchase Payments Death Benefit Fee [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%

[1]	We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
[2]	As a percentage of Fund assets.
[3]	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.
[4]	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Pro Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.